Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31,
2025	$27,290
2026	15,047
2027	3,264
2028	1,576
2029	1,655
Thereafter	7,491
$56,323